Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
20.	FAIR VALUE MEASUREMENTS
The guidance for fair value measurements defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:
Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	—	Inputs are unobservable.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and 2010 were as follows:

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	¥503			¥503
Municipal bonds		¥10		10
Corporate bonds		1,277		1,277
Mutual funds	257	2,772		3,029

Total marketable securities	760	4,059		4,819

Investments:
Listed shares	29,137			29,137
Mutual funds	92			92

Total investments	29,229			29,229

Derivative instruments:
Foreign exchange contracts		24		24

Total assets	¥29,989	¥4,083		¥34,072

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(49)		¥(49)

	Millions of Yen
2010	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	¥1,160			¥1,160
Municipal bonds		¥10		10
Corporate bonds		1,855		1,855
Bank debt securities		100		100
Mutual funds		3,404		3,404

Total marketable securities	1,160	5,369		6,529

Investments:
Listed shares	32,743			32,743
Derivative instruments:
Foreign exchange contracts		61		61

Total assets	¥33,903	¥5,430		¥39,333

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(78)		¥(78)

	Thousands of U.S. Dollars
2011	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	$6,078			$6,078
Municipal bonds		$121		121
Corporate bonds		15,430		15,430
Mutual funds	3,106	33,494		36,600

Total marketable securities	9,184	49,045		58,229

Investments:
Listed shares	352,066			352,066
Mutual funds	1,112			1,112

Total investments	353,178			353,178

Derivative instruments:
Foreign exchange contracts		290		290

Total assets	$362,362	$49,335		$411,697

Liabilities:
Derivative instruments:
Foreign exchange contracts		$(592)		$(592)
Marketable securities and investments presented in Level 1 are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Bonds presented in Level 2 are valued by the financial institution using quoted market price for identical instruments in markets that are not active, and mutual funds presented in Level 2 are valued by the financial institution based on quoted prices in both active and inactive market for identical instruments which comprise funds.
As presented in Note 3, the Companies recorded impairment charges on marketable securities and investments if a decline in fair value of marketable securities and investments is determined to be other than temporary.
Derivative instruments are comprised of foreign currency exchange contracts. Financial instruments presented in Level 2 are valued using quotes obtained from third parties.
The changes in the fair value of the foreign currency exchange contracts are recorded in earnings, since the foreign currency exchange contracts are not designate as a hedge. The Companies recognized a loss of ¥8 million ($97 thousand), gains of ¥103 million and ¥62 million in other — net of other income (expenses) in the years ended March 31, 2011, 2010 and 2009, respectively.
The Companies recorded the derivative instruments as other current assets and other current liabilities in the consolidated balance sheets at fair value of ¥24 million ($290 thousand) and ¥49 million ($592 thousand), respectively as of March 31, 2011. The derivative instruments are presented as other current assets and other current liabilities in the consolidated balance sheets at fair value of ¥61 million and ¥78 million as of March 31, 2010.
Assets Measured at Fair Value on a Nonrecurring Basis
Assets measured at fair value on a nonrecurring basis as of March 31, 2011 and 2010 were as follows:

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total	Total Losses

Buildings and building improvements					¥(107)
Investments:
Unlisted shares			¥17	¥17	(219)
Goodwill (Note 8)			10,367	10,367	(836)
Trademark (Note 8)			4,757	4,757	(559)
Customer relationship (Note 8)			725	725	(377)

					¥(2,098)

	Millions of Yen
2010	Level 1	Level 2	Level 3	Total	Total Losses

Land			¥6	¥6	¥(4)
Buildings and building improvements			16	16	(19)
Goodwill (Note 8)					(71)
Customer relationship (Note 8)			1,378	1,378	(1,023)

					¥(1,117)

	Thousands of U.S. Dollars
2011	Level 1	Level 2	Level 3	Total	Total Losses

Buildings and building improvements					$(1,293)
Investments:
Unlisted shares			$205	$205	(2,646)
Goodwill (Note 8)			125,266	125,266	(10,101)
Trademark (Note 8)			57,480	57,480	(6,755)
Customer relationship (Note 8)			8,760	8,760	(4,555)

					$(25,350)

Buildings and building improvements held and used with a carrying amount of ¥107 million ($1,293 thousand) were written down to their fair value of zero, because the Company decided to abandon an office building. An impairment charge of ¥107 million ($1,293 thousand) was included in earrings for the year ended March 31, 2011 in Wacoal Business (Domestic) Segment.
Certain unlisted securities with a carrying amount of ¥236 million ($2,852 thousand) were written down to their fair value of ¥17 million ($205 thousand) in connection with the decline in fair value, which was mainly caused by a downturn of investees’ business operations. Impairment charges of ¥219 million ($2,646 thousand) were included in earrings for the year ended March 31, 2011. These unlisted securities presented in Level 3 are valued based on the net assets value of the investees adjusted using cash flows and other factors that would impact the fair value.
As of the end of March 31, 2011, goodwill with a carrying amount of ¥11,203 million ($135,367 thousand) is written down to its implied fair value of ¥10,367 million ($125,266 thousand), resulting in an impairment charge of ¥836 million ($10,101 thousand), which is included in earnings for the year ended March 31, 2011. As of the end of March 31, 2010, goodwill with a carrying amount of ¥71 million was written down to its implied fair value of zero, resulting in an impairment charge of ¥71 million, which was included in earnings for the year ended March 31, 2010. To measure the fair values of the reporting units, the Company used the expected present value of future cash flows and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows and appropriately risk-adjusted discount rates, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in a current transaction as of the measurement date.
Trademark with a carrying amount of ¥5,316 million ($64,234 thousand) as of March 31, 2011, was written down to its fair of ¥4,757 million ($57,479 thousand), resulting in recognition of an impairment charge of ¥559 million ($6,755 thousand) for the year ended March 31, 2011. The impairment arose due to the decline in its fair value, which was mainly caused by a downturn in consumption because of the general market condition. To measure the fair value of the trademark, the Company utilizes the relief-from-royalty-method and incorporates relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the rate of royalty, and appropriately risk-adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in a current transaction as of the measurement date. Future cash flows are based on the management’s cash flow projections for the future five years, and after five these years, future cash flows was estimated using the perpetuity growth rate of zero %. The management’s cash flow projections were developed using estimates for expected future revenue growth rates, profit margins and working capital levels of the reporting units. The rate of royalty used for the valuation was based on the actual royalty ratio used in transactions. The risk-adjusted discount rate represents a weighted average cost of capital (WACC) adjusted for inherent risk spread.
There was no impairment loss recognized related to the trademark for the years ended March 31, 2010 and 2009.
Customer relationship with a carrying amount of ¥1,102 million ($13,316 thousand) as of March 31, 2011 and ¥2,401 million as of March 31, 2010 were written down to its fair of ¥725 million ($8,760 thousand), resulting in recognition of impairment charges of ¥377 million ($4,555 thousand) for the year ended March 31, 2011, and ¥1,378 million, resulting in recognition of impairment charges of ¥1,023 million for the year ended March 31, 2010. The impairments recorded for these years arose due to the decline in its fair value, which was mainly caused by a downturn in consumption because of the general market condition. To measure the fair value of the customer relationship, the Company uses the excess earnings method and incorporates relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the percentage of orders that the Company expects to receive from the customers existed at the point of acquisition and appropriately risk-adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in a current transaction as of the measurement date. The future cash flows are projected in the same way as described in the trademark. The percentage of orders that the Company expects to receive from the customers existed at the point of acquisition was estimated based on the historical trend of the percentage of sales to the pre-acquisition customers. Risk-adjusted discount rate representing a WACC was determined using the Capital Asset Pricing Model.
There was no impairment loss recognized for the customer relationship for the year ended March 31, 2009.